Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2014	Jun. 30, 2013	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 587,504		$ 587,504	$ 682,777	$ 688,040
Liabilities:
Short-term borrowings	139,997		139,997	96,648
Short-term borrowings from related parties	291,422		291,422	62,342
Senior Long Term Notes	4,671,262		4,671,262	4,824,753
Noncontrolling interests subject to put provisions	773,733		773,733	648,251
Notional amount cash of flow hedge	472,291	238,983	472,291
Notional amount of foreign currency derivative	125,830	137,910	125,830
notional amount of derivative asset	1,727,599	1,512,559	1,727,599
Amount estimated to be transferred in the future from accumulated OCI into earnings		118,844	93,826
Amount of additional interest expense expected to be reclassified into earnings		577	11,363
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Derivative assets subject to master netting agreements	13,736		13,736	18,334
Derivative liabilities subject to master netting agreements	53,616		53,616	16,371
Derivative net assets subject to master netting agreements	4,534		4,534	12,169
Derivative net liabiltiies subject to master netting agreements	44,414		44,414	10,207
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	35,390		35,390	0
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	587,504		587,504	682,777
Accounts receivable	3,333,062		3,333,062	3,190,392
Long-term notes receivable	178,887		178,887	165,807
Liabilities:
Accounts Payable	685,019		685,019	666,526
Short-term borrowings	431,419		431,419	158,990
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	485,971		485,971	679,847
Senior Credit Agreement	4,671,262		4,671,262	4,824,753
Senior Long Term Notes	466,363		466,363	0
Noncontrolling interests subject to put provisions	773,733		773,733	648,251
Carrying Reported Amount Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	35,390		35,390	46,545
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	587,504		587,504	682,777
Accounts receivable	3,333,062		3,333,062	3,190,392
Long-term notes receivable	189,938		189,938	175,768
Liabilities:
Accounts Payable	685,019		685,019	666,526
Short-term borrowings	431,419		431,419	158,990
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	485,971		485,971	679,847
Senior Credit Agreement	5,120,117		5,120,117	5,348,679
Senior Long Term Notes	503,320		503,320	0
Noncontrolling interests subject to put provisions	773,733		773,733	648,251
Portion At Fair Value Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	$ 35,521		$ 35,521	$ 47,423